UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21601

PIMCO Income Strategy Fund II
(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1633 Broadway, New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2012

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments

PIMCO Income Strategy Fund II Schedule of Investments

April 30, 2012 (unaudited)

Principal
Amount
(000s)		Value*
CORPORATE BONDS & NOTES—56.6%
Airlines—1.0%
	American Airlines Pass Through Trust, (d),
$7,686	9.73%, 9/29/14	$4,227,298
3,834	10.18%, 1/2/13 (b)	3,258,894
751	United Air Lines Pass Through Trust, 10.40%, 5/1/18	857,322
		8,343,514
Banking—9.6%
5,500	AgFirst Farm Credit Bank, 7.30%, 5/29/12 (a)(b)(c)(e)(h) (acquisition cost-$4,709,000; purchased 2/26/10-4/15/10)	5,389,450
£20,400	Barclays Bank PLC, 14.00%, 6/15/19 (e)	39,728,586
$6,700	BBVA Bancomer S.A., 7.25%, 4/22/20 (a)(c)(g)	6,901,000
€16,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 6.875%, 3/19/20	20,501,471
$1,400	HBOS PLC, 6.75%, 5/21/18 (a)(c)	1,287,663
1,675	Regions Financial Corp., 7.375%, 12/10/37	1,649,875
£800	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (e)	1,272,353
		76,730,398
Consumer Products—0.2%
$1,700	Reynolds Group Issuer, Inc., 9.00%, 4/15/19 (a)(c)	1,717,000

Energy—1.4%
9,192	AES Red Oak LLC, 8.54%, 11/30/19	9,788,796
2,300	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Ser. B (d)	1,495,000
		11,283,796
Financial Services—25.4%
1,800	AGFC Capital Trust I, 6.00%, 1/15/67, (converts to FRN on 1/15/17) (a)(c)	900,000
	Ally Financial, Inc.,
416	5.25%, 1/15/14	406,736
315	5.35%, 1/15/14	308,304
130	5.70%, 6/15/13	128,630
561	5.75%, 1/15/14	548,244
568	5.90%, 1/15/19-2/15/19	506,002
2,150	6.00%, 12/15/13-9/15/19	1,980,746
486	6.10%, 9/15/19	432,987
159	6.125%, 10/15/19	143,604
848	6.15%, 8/15/19-10/15/19	769,397
675	6.20%, 4/15/19	616,418
547	6.25%, 12/15/18-7/15/19	497,326
2,244	6.35%, 4/15/16-7/15/19	2,088,727
463	6.375%, 1/15/14	457,020
1,516	6.50%, 9/15/16-5/15/19	1,435,826
1,172	6.60%, 8/15/16-6/15/19	1,110,165
132	6.65%, 10/15/18	122,401
781	6.70%, 5/15/14-12/15/19	736,920
3,696	6.75%, 6/15/14-5/15/19	3,553,053
104	6.80%, 9/15/16-9/15/18	101,368
207	6.85%, 4/15/16	202,881

PIMCO Income Strategy Fund II Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$7	6.875%, 7/15/18	$6,623
645	6.90%, 7/15/18-8/15/18	611,508
135	6.95%, 6/15/17	132,219
10,133	7.00%, 8/15/16-11/15/24	9,723,775
329	7.05%, 3/15/18-4/15/18	315,769
6	7.15%, 9/15/18	5,681
477	7.20%, 10/15/17	460,990
1,292	7.25%, 6/15/16-4/15/18	1,246,225
542	7.30%, 12/15/17-1/15/18	522,290
223	7.35%, 1/15/17-4/15/18	217,739
80	7.375%, 11/15/16-4/15/18	77,538
166	7.40%, 12/15/17	161,167
2,692	7.50%, 11/15/16-12/15/17	2,632,858
40	8.00%, 3/15/17	39,850
3	8.125%, 11/15/17	2,930
25	8.20%, 3/15/17	25,002
24	8.40%, 8/15/15	23,657
224	9.00%, 7/15/20	224,003
€3,200	American General Finance Corp., 4.125%, 11/29/13	3,844,026
$3,100	Bank of America Corp., 6.00%, 9/1/17	3,319,248
2,900	Capital One Capital VI, 8.875%, 5/15/40	2,977,236
13,200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	13,439,250
£2,000	Credit Agricole S.A., 8.125%, 10/26/19 (e)	2,483,037
$8,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	9,573,960
1,100	HSBC Finance Capital Trust IX,
	5.911%, 11/30/35, (converts to FRN on 11/30/15)	1,017,500
11,000	ILFC E-Capital Trust II, 6.25%,
	12/21/65, (converts to FRN on 12/21/15) (a)(c)	8,195,000
	LBG Capital No.1 PLC,
€500	6.439%, 5/23/20	518,229
€500	7.375%, 3/12/20	537,621
£300	7.588%, 5/12/20	406,254
£10,200	7.867%, 12/17/19	13,986,631
£1,000	7.869%, 8/25/20	1,371,350
$4,500	7.875%, 11/1/20 (a)(c)	3,971,992
£4,700	11.04%, 3/19/20	7,684,836
	LBG Capital No.2 PLC,
€8,900	8.875%, 2/7/20	10,543,935
£300	12.75%, 8/10/20	497,581
€1,100	15.00%, 12/21/19	1,754,565
$25,500	National City Preferred Capital Trust I, 12.00%, 12/10/12 (e)(g)	27,202,584
5,965	NSG Holdings LLC, 7.75%, 12/15/25 (a)(c)	6,024,650
2,200	PNC Preferred Funding Trust I, 2.124%, 3/15/17 (a)(c)(e)	1,694,352
	SLM Corp.,
5,000	5.625%, 8/1/33	4,175,000
10,700	8.00%, 3/25/20 (g)	11,422,250
1,700	8.45%, 6/15/18	1,870,000
11,800	Springleaf Finance Corp., 6.50%, 9/15/17	9,617,000
1,596	State Street Capital Trust III, 5.464%, 5/29/12 (e)(g)	1,603,214
800	USB Capital IX, 3.50%, 5/29/12 (e)	610,816

PIMCO Income Strategy Fund II Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$17,550	Wells Fargo & Co., 7.98%, 3/15/18 (e)	$19,129,500
		202,948,196
Insurance—17.6%
3,000	American General Institutional Capital A, 7.57%, 12/1/45 (a)(c)	3,045,000
5,000	American General Institutional Capital B, 8.125%, 3/15/46 (a)(c)	5,150,000
	American International Group, Inc.,
1,900	6.25%, 3/15/87, (converts to FRN on 3/15/37)	1,732,534
£10,545	6.765%, 11/15/17 (a)(c)	18,716,669
€12,540	6.797%, 11/15/17 (a)(b)(c)(h) (acquisition cost-$11,931,071; purchased 5/20/10-5/21/10)	18,300,620
MXN 16,000	7.98%, 6/15/17	1,211,009
€12,800	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a)(c)	16,401,176
$31,750	8.175%, 5/15/68, (converts to FRN on 5/15/38) (g)	34,091,563
£1,000	8.625%, 5/22/68, (converts to FRN on 5/22/18) (a)(c)	1,614,785
£6,550	8.625%, 5/22/68, (converts to FRN on 5/22/18)	10,576,843
$1,700	AXA S.A., 6.463%, 12/14/18 (a)(c)(e)(g)	1,398,250
6,500	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a)(c)(e)(g)	6,841,107
4,700	Hartford Financial Services Group, Inc., 8.125%, 6/15/68, (converts to FRN on 6/15/18)	4,958,500
15,000	Metlife Capital Trust IV, 7.875%, 12/15/67, (converts to FRN on 12/15/37) (a)(c)(g)	16,762,500
		140,800,556
Telecommunications—0.4%
	CenturyLink, Inc.,
1,400	6.00%, 4/1/17	1,504,875
1,500	7.60%, 9/15/39	1,426,868
		2,931,743
Utilities—1.0%
3,900	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a)(c)	4,134,000
4,500	Ameren Energy Generating Co., 7.95%, 6/1/32	3,600,225
		7,734,225
	Total Corporate Bonds & Notes (cost—$418,578,101)	452,489,428

MUNICIPAL BONDS—17.8%
California—10.6%
13,100	Alameda Cnty. Joint Powers Auth. Rev., 7.046%, 12/1/44, Ser. A	16,129,375
1,650	City & Cnty. of San Francisco Redev. Agcy., Tax Allocation, 8.406%, 8/1/39	1,897,912
3,000	La Quinta Financing Auth., Tax Allocation, 8.07%, 9/1/36, Ser. A	3,209,310
4,000	Long Beach Redev. Agcy., Tax Allocation, 8.11%, 8/1/30	4,357,480
10,800	Los Angeles Cnty. Public Works Financing Auth. Rev., 7.618%, 8/1/40	13,875,840
20,000	Northern California Power Agcy. Rev., 7.311%, 6/1/40	23,446,000
1,200	Riverside Cnty. Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	1,246,032
1,355	San Bernardino Cnty. Redev. Agcy., Tax Allocation, 8.50%, 9/1/40	1,423,035
5,100	San Luis Obispo Cnty. Rev., zero coupon, 9/1/27, Ser. C (NPFGC)	2,203,710

PIMCO Income Strategy Fund II Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
California (continued)
$9,200	State Public Works Board Rev., 7.804%, 3/1/35, Ser. B-2	$10,490,484
7,500	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	6,800,700
		85,079,878
Colorado—0.8%
5,000	Denver Public Schools, CP, 7.017%, 12/15/37, Ser. B	6,443,550

District of Columbia—1.9%
13,000	Metropolitan Airports Auth. Rev., 7.462%, 10/1/46	14,841,320

Ohio—2.3%
13,000	American Municipal Power, Inc. Rev.,
	Comb Hydroelectric Projects, 8.084%, 2/15/50, Ser. B	18,327,010

Texas—2.2%
4,000	Dallas Convention Center Hotel Dev. Corp. Rev., 7.088%, 1/1/42	4,703,400
11,500	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	13,111,150
		17,814,550
	Total Municipal Bonds (cost—$122,234,686)	142,506,308

MORTGAGE-BACKED SECURITIES—11.1%
354	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	256,272
	Banc of America Funding Corp., CMO,
99	5.739%, 1/20/47, FRN	60,222
14,506	6.00%, 3/25/37	11,508,491
	BCAP LLC Trust, CMO, (a)(c)
2,208	2.935%, 5/26/36, FRN	44,613
2,500	5.579%, 3/26/37, VRN	325,000
3,627	9.375%, 5/26/37, VRN	534,939
1,680	11.840%, 6/26/36, VRN	197,437
620	Bear Stearns Alt-A Trust, 2.863%, 11/25/36, CMO, FRN	335,017
	Chase Mortgage Finance Corp., CMO,
37	2.805%, 12/25/35, FRN	35,304
708	5.50%, 5/25/36	664,637
	Citicorp Mortgage Securities, Inc., CMO,
706	5.50%, 4/25/37	690,161
5,592	6.00%, 9/25/37	5,594,209
	Countrywide Alternative Loan Trust, CMO,
2,343	5.50%, 1/25/36	1,601,674
330	5.50%, 3/25/36	212,283
1,989	5.75%, 12/25/36	1,337,272
7,317	6.00%, 5/25/36	4,632,354
1,504	6.00%, 4/25/37	923,720
5,279	6.012%, 4/25/36, FRN	3,380,250
2,342	6.25%, 11/25/36	1,844,792
1,210	6.50%, 8/25/36	702,150
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
2,254	5.75%, 3/25/37	1,832,755
1,428	6.00%, 5/25/36	1,156,626
1,760	6.00%, 2/25/37	1,435,051
7,554	6.00%, 3/25/37	6,220,333
2,612	6.25%, 9/25/36	1,943,987

PIMCO Income Strategy Fund II Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
$3,339	First Horizon Asset Securities, Inc., 2.625%, 11/25/35, CMO, FRN	$2,756,768
4,517	JPMorgan Alternative Loan Trust, 2.795%, 5/25/36, CMO, FRN	2,678,155
	JPMorgan Mortgage Trust, CMO,
1,380	5.265%, 10/25/35, FRN	1,313,111
745	6.00%, 8/25/37	615,612
291	6.50%, 9/25/35	288,911
1,784	MASTR Asset Securitization Trust, 6.50%, 11/25/37, CMO	1,455,759
79	Nomura Asset Acceptance Corp., 4.976%, 5/25/35, CMO	68,616
	Residential Asset Securitization Trust, CMO,
2,697	5.75%, 2/25/36	1,840,647
1,035	6.00%, 9/25/36	570,772
2,867	6.00%, 7/25/37	2,099,279
	Residential Funding Mortgage Securities I, CMO,
5,106	5.438%, 9/25/35, FRN	4,102,725
11,268	6.00%, 6/25/37	8,977,120
2,390	6.25%, 8/25/36	1,987,620
985	Suntrust Adjustable Rate Mortgage Loan Trust,
	5.810%, 2/25/37, CMO, FRN	716,969
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
624	2.514%, 9/25/36	436,430
2,000	5.430%, 2/25/37	1,655,142
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
1,113	2.619%, 7/25/36, FRN	830,545
512	2.667%, 4/25/36, FRN	422,677
9,788	2.702%, 7/25/36, FRN	7,480,499
1,513	5.75%, 3/25/37	1,347,081
	Total Mortgage-Backed Securities (cost—$87,658,906)	89,113,987

Shares
PREFERRED STOCK—6.2%
Banking—2.7%
397,300	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(c)(e)(h)(i) (acquisition cost-$21,899,400; purchased 2/26/10-3/23/11)	21,193,492

Financial Services—3.1%
248,000	Ally Financial, Inc., 7.30%, 3/9/31	5,790,800
260,000	Citigroup Capital XIII, 7.875%, 10/30/15 (i)	6,923,800
5,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (e)	5,950,000
255,400	GMAC Capital Trust I, 8.125%, 2/15/16, Ser. 2 (i)	6,116,830
		24,781,430
Real Estate Investment Trust—0.4%
3,000	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a)(c)(e)	3,349,173
	Total Preferred Stock (cost—$48,302,628)	49,324,095

CONVERTIBLE PREFERRED STOCK—3.7%
Financial Services—0.5%
3,500	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (e)	3,920,105

PIMCO Income Strategy Fund II Schedule of Investments

April 30, 2012 (unaudited) (continued)

Shares		Value*
Utilities—3.2%
	PPL Corp.,
104,000	8.75%, 5/1/14	$5,353,920
374,000	9.50%, 7/1/13	19,967,860
		25,321,780
	Total Convertible Preferred Stock (cost—$27,930,180)	29,241,885

Principal
Amount
(000s)
ASSET-BACKED SECURITIES—3.1%
$2,647	Asset-Backed Funding Certificates, 0.459%, 5/25/37, FRN (a)(c)	2,079,120
16,759	Greenpoint Manufactured Housing, 8.45%, 6/20/31, VRN	16,202,002
2,253	GSAA Trust, 6.295%, 6/25/36	1,301,754
5,796	Indymac Residential Asset-Backed Trust, 0.399%, 7/25/37, FRN	3,117,934
1,417	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	1,421,529
1,420	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47	959,225
	Total Asset-Backed Securities (cost—$23,928,416)	25,081,564

SHORT-TERM INVESTMENTS—1.5%
Corporate Notes—0.5%
Financial Services—0.5%
	Ally Financial, Inc.,
256	6.50%, 7/15/12	256,479
45	6.60%, 6/15/12	44,952
1,004	6.75%, 9/15/12-10/15/12	1,002,585
837	7.10%, 9/15/12	841,837
28	7.15%, 11/15/12	28,000
2,337	7.25%, 8/15/12-12/15/12	2,340,724
	Total Corporate Notes (cost—$4,490,615)	4,514,577

U.S. Treasury Obligations (f)(j)—0.3%
	U.S. Treasury Bills,
2,420	0.041%-0.071%, 5/10/12-5/31/12 (cost—$2,419,930)	2,419,930

Repurchase Agreements—0.7%
4,700	Bank of America Corp., dated 4/30/12, 0.20%, due 5/1/12, proceeds $4,700,026; collateralized by U.S. Treasury Notes, 0.875%, due 4/30/17, valued at $4,790,570 including accrued interest	4,700,000
865	State Street Bank & Trust Co., dated 4/30/12, 0.01%, due 5/1/12, proceeds $865,000; collateralized by Freddie Mac, 0.855%, due 11/25/14, valued at $883,574 including accrued interest	865,000
	Total Repurchase Agreements (cost—$5,565,000)	5,565,000
	Total Short-Term Investments (cost—$12,475,545)	12,499,507

	Total Investments (cost—$741,108,462) (k)—100.0%	$800,256,774

Notes to Schedule of Investments:

*                                         Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures approved by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees.  The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)                                  Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $156,168,988, representing 19.5% of total investments.

(b)                                 Illiquid.

(c)                                  144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)                                 In default.

(e)                                  Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, interest rate is fixed until the first call date and variable thereafter.

(f)                                    All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(g)                                 All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

(h)                                 Restricted. The aggregate acquisition cost of such securities is $38,539,471 and the aggregate market value is $44,883,562, representing 5.6% of total investments.

(i)                                     Dividend rate is fixed until the first call date and variable thereafter.

(j)                                     Rates reflect the effective yields at purchase date.

(k)                                  At April 30, 2012, the cost basis of portfolio securities of $741,108,462 was substantially the same for both for federal income tax and book purposes. Gross unrealized appreciation was $74,076,388; gross unrealized depreciation was $14,928,076; and net unrealized appreciation was $59,148,312.

Glossary:

£—British Pound

CMO—Collateralized Mortgage Obligation

CP—Certificates of Participation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2012.

MXN—Mexican Peso

NPFGC—insured by National Public Finance Guarantee Corp.

VRN—Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2012.

Other Investments:

(A)  Forward foreign currency contracts outstanding at April 30, 2012:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	April 30, 2012	(Depreciation)
Purchased:
14,273,000 Chinese Yuan Renminbi settling 6/1/12	Deutsche Bank	$2,271,324	$2,259,962	$(11,362)
14,273,000 Chinese Yuan Renminbi settling 2/1/13	UBS	2,276,940	2,253,198	(23,742)
1,137,000 Euro settling 5/17/12	Bank of Nova Scotia	1,489,677	1,505,127	15,450
1,296,000 Euro settling 5/17/12	Morgan Stanley	1,723,058	1,715,606	(7,452)
4,658,000 Indian Rupee settling 7/12/12	JPMorgan Chase	100,215	87,069	(13,146)
Sold:
265,000 Australian Dollar settling 6/7/12	HSBC Bank	272,105	275,066	(2,961)
38,597,000 British Pound settling 5/11/12	Credit Suisse	61,211,754	62,635,588	(1,423,834)
25,404,000 British Pound settling 5/11/12	JPMorgan Chase	40,207,343	41,225,859	(1,018,516)
1,041,000 British Pound settling 5/11/12	UBS	1,677,797	1,689,345	(11,548)
14,273,000 Chinese Yuan Renminbi settling 6/1/12	Citigroup	2,242,067	2,259,962	(17,895)
14,273,000 Chinese Yuan Renminbi settling 2/1/13	JPMorgan Chase	2,276,033	2,253,198	22,835
22,909,000 Euro settling 5/17/12	Barclays Bank	30,269,120	30,326,254	(57,134)
35,826,000 Euro settling 5/17/12	UBS	47,567,393	47,425,396	141,997
4,658,000 Indian Rupee settling 7/12/12	JPMorgan Chase	91,554	87,069	4,485
10,028,491 Mexican Peso settling 6/15/12	Morgan Stanley	781,900	766,772	15,128
				$(2,387,695)

At April 30, 2012, the Fund held $140,000 in cash as collateral for derivatives.  Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(B) Open reverse repurchase agreements at April 30, 2012:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	1.00%	2/24/12	8/24/12	$23,703,032	$23,659,000
	1.25	2/24/12	8/24/12	5,455,663	5,443,000
Deutsche Bank	0.65	2/8/12	5/8/12	7,083,600	7,073,000
	0.65	3/1/12	6/1/12	2,626,890	2,624,000
	0.65	3/5/12	6/6/12	1,127,159	1,126,000
UBS	0.55	2/7/12	5/4/12	6,467,289	6,459,000
	0.55	2/7/12	5/7/12	2,770,551	2,767,000
	0.58	4/27/12	7/26/12	4,179,269	4,179,000
	0.60	2/7/12	5/4/12	7,265,157	7,255,000
	0.60	2/7/12	5/7/12	16,320,817	16,298,000
					$76,883,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended April 30, 2012 was $87,765,811 at a weighted average interest rate of 0.77%. The total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at April 30, 2012 was $82,080,212.

At April 30, 2012, the Fund held $1,177,000 in principal value of U.S. Treasury Obligations and $890,000 in cash as collateral for open reverse repurchase agreements. Cash collateral held may be invested in accordance with the Fund’s investment strategy. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended April 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at April 30, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Other Investments for more detailed information on Investments in Securities and Other Financial Instruments):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	—	$8,343,514	$8,343,514
Energy	—	$9,788,796	1,495,000	11,283,796
All Other	—	432,862,118	—	432,862,118
Municipal Bonds	—	142,506,308	—	142,506,308
Mortgage-Backed Securities	—	88,056,611	1,057,376	89,113,987
Preferred Stock:
Financial Services	$18,831,430	5,950,000	—	24,781,430
All Other	—	24,542,665	—	24,542,665
Convertible Preferred Stock	29,241,885	—	—	29,241,885
Asset-Backed Securities	—	25,081,564	—	25,081,564
Short-Term Investments	—	12,499,507	—	12,499,507
Total Investments in Securities - Assets	$48,073,315	$741,287,569	$10,895,890	$800,256,774

Other Financial Instruments* - Assets
Foreign Exchange Contracts	—	$199,895	—	$199,895

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(2,587,590)	—	$(2,587,590)
Total Investments	$48,073,315	$738,899,874	$10,895,890	$797,869,079

*Other financial instruments are derivatives not reflected in the Schedule of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended April 30, 2012.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended April 30, 2012, was as follows:

							Net Change
	Beginning				Net		in Unrealized	Transfers	Transfers	Ending
	Balance			Accrued	Realized		Appreciation/	into	out of	Balance
	7/31/11	Purchases	Sales	Discounts	Gain (Loss)		Depreciation	Level 3	Level 3**	4/30/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$12,367,885	—	$(138,196)	$66,092	$(11,235)		$(3,941,032)	—	—	$8,343,514
Energy	1,782,500	—	—	9,499	—		(296,999)	—	—	1,495,000
Mortgage-Backed Securities	1,076,658	$3,418	(323,101)	181,937	276,114		(113,037)	—	$(44,613)	1,057,376
Preferred Stock:
Automotive Products	10,137	—	—	—	(2,000,000	)†	1,989,863 †	—	—	—
Common Stock	813	—	—	—	(1,317,433	)†	1,316,620 †	—	—	—
Total Investments	$15,237,993	$3,418	$(461,297)	$257,528	$(3,052,554)		$(1,044,585)	—	$(44,613)	$10,895,890

**Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

† Securities deemed worthless and removed from the Schedule of Investments.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at April 30, 2012  was $(4,283,973).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Strategy Fund II

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 19, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 19, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 19, 2012